Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Compensation to Key Management Personnel
	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Short-term employee benefits	$860,631	$1,041,216	$1,027,191	$34,343
Post-employment benefits	2,858	3,884	2,208	74
Share-based payments	-	9,145	134,544	4,498

	$863,489	$1,054,245	$1,163,943	$38,915